Loans and Allowance for Loan Losses (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012 Securities Loans	Dec. 31, 2011 Loans
Loans and Allowance for Loan Losses (Textual) [Abstract]
Loans carrying value pledged as collateral	$ 457,000,000
Total Impaired loans	39,363,000	53,620,000
Interest income recognized on impaired loans accrual status	275,000	155,000
Contractual interest due on loans in non-accrual basis	1,198,000	1,952,000
Interest income recognized on loans in non-accrual basis	414,000	285,000
Borrowers delinquent once payments	30 days
Period for payment of principal or interest	90 days
Loans classified as troubled debt restructurings	22,363,000	32,165,000
Troubled debt restructurings on non-accrual status	14,081,000	24,948,000
Troubled debt restructurings on accrual status	8,282,000	7,217,000
Reserves allocated to allowance for loan losses	$ 1,544,000	$ 1,522,000
Borrower's payment according to the modified terms	90 days
Loans meeting the TDR criteria	14
Number of defaulted loans modified as a TDR	1	0